Associated companies - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 811,219	$ 705,087
Combined Investments | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Shannon Engine Support Ltd (“SES”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Equity method investments	$ 634,701	530,815
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	16.70%
Equity method investments	$ 88,240	81,336
Other
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 88,278	$ 92,936
Other | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	39.30%
Other | Minimum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	5.70%